Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital and capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Cash flow hedge reserve	Retained earnings/ (accumulated deficit reserve)	Equity attributable to owners of the parent	Non-controlling interests
Equity attributable to owners of the parent (restated)		€ 1,748.5	€ 9.4	€ 372.6	€ 88.8	€ 8.5	€ (136.6)	€ 2,091.2
Equity (restated)	€ 2,090.4								€ (0.8)
Equity attributable to owners of parent		1,748.5	9.4	372.6	88.8	8.5	(167.9)	2,059.9
Equity	2,059.1								(0.8)
Equity attributable to owners of the parent (restated)		1,748.5	9.4	372.6	88.8	8.5	(136.6)	2,091.2
Equity (restated)	2,090.4								(0.8)
Equity attributable to owners, beginning balance at Dec. 31, 2018		1,748.5	9.4	372.6	88.8	8.5	(167.9)	2,059.9
Equity at Dec. 31, 2018	2,059.1								(0.8)
Equity owners of the parent	22.4						22.4	22.4
Profit	22.3								(0.1)
Other comprehensive (loss)/income for the period	(12.2)				0.7	(3.6)	(9.3)	(12.2)
Total comprehensive income for the period	10.2				0.7	(3.6)	13.1	10.2
Comprehensive income	10.1								(0.1)
Founder Preferred Shares Annual Dividend Amount		2.5		(2.5)
Issue of ordinary shares	353.0	354.3	(1.3)					353.0
Share issue related cost	(11.2)	(11.2)						(11.2)
Share based payment charge	3.4		3.4					3.4
Share issuance costs	11.2
Total transactions with owners, recognized directly in equity	345.2	345.6	2.1	(2.5)	0.0	0.0	0.0	345.2	0.0
Equity attributable to owners, ending balance at Mar. 31, 2019		2,094.1	11.5	370.1	89.5	4.9	(123.5)	2,446.6
Equity at Mar. 31, 2019	2,445.7								(0.9)
Equity attributable to owners of parent		2,094.1	11.5	370.1	89.5	4.9	(123.5)	2,446.6
Equity	2,445.7								(0.9)
Equity owners of the parent	22.4						22.4	22.4
Profit	22.3								(0.1)
Other comprehensive (loss)/income for the period	(12.2)				0.7	(3.6)	(9.3)	(12.2)
Equity owners of the parent	10.2				0.7	(3.6)	13.1	10.2
Comprehensive income	10.1								(0.1)
Founder Preferred Shares Annual Dividend Amount		2.5		(2.5)
Share based payment charge	3.4		3.4					3.4
Issue of ordinary shares	353.0	354.3	(1.3)					353.0
Share issue related cost	(11.2)	(11.2)						(11.2)
Total transactions with owners, recognized directly in equity	345.2	345.6	2.1	(2.5)	0.0	0.0	0.0	345.2	0.0
Equity attributable to owners of parent		2,094.1	11.5	370.1	89.5	4.9	(123.5)	2,446.6
Equity	2,445.7								(0.9)
Equity attributable to owners of parent	2,557.9	2,095.4	22.6	370.1	94.8	(13.2)	(11.8)	2,557.9
Equity	2,556.7								(1.2)
Equity attributable to owners, beginning balance at Dec. 31, 2019	2,557.9	2,095.4	22.6	370.1	94.8	(13.2)	(11.8)	2,557.9
Equity at Dec. 31, 2019	2,556.7								(1.2)
Equity owners of the parent	47.5						47.5	47.5
Profit	47.4								(0.1)
Other comprehensive (loss)/income for the period	31.3				(5.1)	18.7	17.7	31.3
Total comprehensive income for the period	78.8	0.0	0.0	0.0	(5.1)	18.7	65.2	78.8
Comprehensive income	78.7								(0.1)
Founder Preferred Shares Annual Dividend Amount	0.0	124.6		(124.6)				0.0
Issue of ordinary shares	0.0	7.6	(7.6)					0.0
Share based payment charge	3.0		3.0					3.0
Share issuance costs	0.0
Reduction of issued capital	(71.1)	(71.1)						(71.1)
Reclassification of awards for settlement of tax liabilities	(12.5)		(12.5)					(12.5)
Increase (decrease) through acquisition of subsidiary, equity	0.0						(1.3)	(1.3)	1.3
Total transactions with owners, recognized directly in equity	(80.6)	61.1	(17.1)	(124.6)	0.0	0.0	(1.3)	(81.9)	1.3
Equity attributable to owners, ending balance at Mar. 31, 2020	2,554.8	2,156.5	5.5	245.5	89.7	5.5	52.1	2,554.8
Equity at Mar. 31, 2020	2,554.8								0.0
Equity attributable to owners of parent	2,557.9	2,156.5	5.5	245.5	89.7	5.5	52.1	2,554.8
Equity	2,556.7								0.0
Equity owners of the parent	47.5						47.5	47.5
Profit	47.4								(0.1)
Other comprehensive (loss)/income for the period	31.3				(5.1)	18.7	17.7	31.3
Equity owners of the parent	78.8	0.0	0.0	0.0	(5.1)	18.7	65.2	78.8
Comprehensive income	78.7								(0.1)
Founder Preferred Shares Annual Dividend Amount	0.0	124.6		(124.6)				0.0
Share based payment charge	3.0		3.0					3.0
Issue of ordinary shares	0.0	7.6	(7.6)					0.0
Repurchase of ordinary shares	71.1	71.1						71.1
Reclassification of awards for settlement of tax liabilities	(12.5)		(12.5)					(12.5)
Increase (decrease) through acquisition of subsidiary, equity	0.0						(1.3)	(1.3)	1.3
Total transactions with owners, recognized directly in equity	(80.6)	61.1	(17.1)	(124.6)	0.0	0.0	(1.3)	(81.9)	1.3
Equity attributable to owners of parent	2,554.8	€ 2,156.5	€ 5.5	€ 245.5	€ 89.7	€ 5.5	€ 52.1	€ 2,554.8
Equity	€ 2,554.8								€ 0.0